Long-term Debt (Tables)	12 Months Ended
Feb. 28, 2015
Schedule of Long-term Debt [Table Text Block]
		2015	2014

a)	The Company’s capital lease was fully repaid in September, 2014. The capital lease had principal and interest repayable at $12,729 per month including interest at a seven-year fixed rate of 6.125% per annum, collateralized over certain pieces of manufacturing equipment.	$-	$75,027
		-	75,027
	Less: current portion	-	75,027
		$-	$-